UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                 March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
              [ ] is a restatement. [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

        Name:      Nierenberg Investment Management Company, Inc.
        Address:   19605 NE 8th Street
                   Camas, WA 98607

                           13F File Number: 028-10859


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

            Name:      David Nierenberg
            Title:     President
            Phone:     360-604-8600

Signature, Place, and Date of Signing:

            DAVID NIERENBERG
            Camas, WA,  May 15, 2007

Report Type (Check only one.):

       [X]   13F HOLDINGS REPORT. (Check here if all holdings of this
                  reporting manager are reported in this report.)

       [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:              -1-
                                         ----------------
Form 13F Information Table Entry Total:          14
                                         ----------------
Form 13F Information Table Value Total:       $522,964
                                         ----------------
                                             (thousands)

List of Other Included Mangers:   1 - Nierenberg Investment Management
                                      Offshore, Inc.

Form 13F Information Table


COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4   COLUMN 5               COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                                     Voting
                                                                                                                   Authority
                              Title of              Value     SHS OR                  Invest.  Other
Name of Issuer                 Class      Cusip    (x$1000)  PRN AMT SH/PRN PUT/CALL Disc.(1) Managers  Sole         Shared     None
--------------                 -----      -----    --------  ------- ------ -------- -------  --------  ----         ------     ----

BROOKS AUTOMATION INC         Common    114340102   84,849  4,947,458   SH           defined     1    3,815,740    1,131,718

ELECTRO SCIENTIFIC INDS INC   Common    285229100   66,510  3,456,884   SH           defined     1    2,642,470      814,414

KOREA FUND                    Common    500634100   20,703    624,700   SH           defined     1      479,925      144,775

LATIN AMER EQUITY FD INC NEW  Common    51827Q106   14,134    320,200   SH           defined     1      245,850       74,350

MEDCATH CORPORATION           Common    58404W109   46,622  1,707,776   SH           defined     1    1,306,260      401,516

METALLIC VENTURES GOLD INC    Common    591253109   17,460  9,114,261   SH           defined     1    7,002,286    2,111,975

METALLIC VENTURES GOLD-WTS    Common    591253109      118    371,700   SH           defined     1      353,980       17,720

MEXICAN RESTAURANTS INC       Common    59283R104   11,440  1,192,956   SH           defined     1      922,965      269,991

NATCO GROUP INC               Common    63227W203    3,755    110,061   SH           defined     1       85,603       24,458

NATUS MEDICAL INC             Common    639050103   68,573  3,858,914   SH           defined     1    2,966,756      892,158

PEDIATRIC SVCS OF AMERICA     Common    705323103   20,537  1,453,444   SH           defined     1    1,143,018      310,426

RADISYS CORP                  Common    750459109   39,498  2,417,278   SH           defined     1    1,863,020      554,258

SUPERIOR ENERGY SERVICES INC  Common    868157108   96,120  2,788,500   SH           defined     1    2,141,900      646,600

YAMANA GOLD INC               Common    98462Y100   32,645  2,273,325   SH           defined     1    1,685,185      588,140




(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.